TL1 P2 07/20

SUPPLEMENT DATED JULY 9, 2020

TO THE CURRENTLY EFFECTIVE PROSPECTUSES

OF EACH OF THE FUNDS LISTED BELOW

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton International Bond Fund

The prospectus is amended as follows:

I. The following replaces the first paragraph in the “Fund Summaries – Templeton Emerging Markets Bond Fund – Principal Investment Strategies” section of the prospectus:

Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by governments or government-related entities that are located in “emerging market countries,” as well as bonds issued by “emerging market corporate entities.” For purposes of the Fund’s 80% policy, bonds issued by entities located in emerging markets countries include derivative instruments and other investments that have economic characteristics similar to such securities.

II. The following replaces the first paragraph in the “Fund Summaries – Templeton Global Bond Fund and Templeton International Bond Fund – Principal Investment Strategies” section of the prospectus:

Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds.” For purposes of the Fund’s 80% policy, bonds include derivative instruments or other investments that have economic characteristics similar to bonds. Bonds include debt obligations of any maturity, such as bonds, notes, bills and debentures.

III. The following replaces the first paragraph in the “Fund Details – Templeton Emerging Markets Bond Fund – Principal Investment Policies and Practices” section of the prospectus:

Under normal market conditions, the Fund invests at least 80% of its net assets in a non-diversified portfolio of bonds issued by governments or government-related entities that are located in “emerging market countries,” as well as bonds issued by “emerging market corporate entities.” For purposes of the Fund’s 80% policy, bonds issued by entities located in emerging markets countries include derivative instruments and other investments that have economic characteristics similar to such securities. Shareholders will be given at least 60 days' notice of any change to this 80% policy.

IV. The following replaces the first paragraph in the “Fund Details – Templeton Global Bond Fund – Principal Investment Policies and Practices” section of the prospectus:

Under normal market conditions, the Fund invests at least 80% of its net assets in "bonds." Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. For purposes of the Fund’s 80% policy, bonds include derivative instruments or other investments that have economic characteristics similar to bonds. Shareholders will be given at least 60 days' advance notice of any change to the 80% policy. The Fund invests predominantly in bonds issued by governments, government-related entities and government agencies located around the world. Bonds may be denominated and issued in the local currency or in another currency. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. Under normal market conditions, the Fund expects to invest at least 40% of its net assets in foreign securities. In addition, the Fund's assets are invested in issuers located in at least three countries (including the U.S.). The Fund may invest without limit in developing markets.

V. The following replaces the first paragraph in the “Fund Details – Templeton International Bond Fund – Principal Investment Policies and Practices” section of the prospectus:

Under normal market conditions, the Fund invests at least 80% of its net assets in "bonds." Bonds include debt securities of any maturity, such as bonds, notes, bills and debentures. For purposes of the Fund’s 80% policy, bonds include derivative instruments or other investments that have economic characteristics similar to bonds. Shareholders will be given at least 60 days' advance notice of any change to the 80% policy. The Fund invests predominantly in bonds issued by governments, government-related entities and government agencies located outside the U.S. Bonds may be denominated and issued in the local currency or in another currency. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. In addition, the Fund's assets are invested in issuers located in at least three countries. The Fund may invest without limit in developing markets.

Please keep this supplement with your prospectus for future reference.